Share-based Payment - Significant Terms and Conditions of Stock Option Plan (Parenthetical) (Detail) - Maximum [member]	12 Months Ended
Mar. 31, 2024 yr
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Term of options granted for director, a corporate auditor or an executive officer	30
Term of options granted for director, a corporate auditor or an executive officer who are relieved of their positions	20 years